Net Loss Attributable to Common Shareholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Schedule of Potentially Dilutive Shares Not Included in Calculation of Diluted Shares Outstanding

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive for the periods indicated:

	Three Months Ended
	March 31, 2021	March 31, 2020
Stock Options	—	1,509

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive for each of the three years in the period ended December 31, 2020:

	2020	2019	2018
Stock Options	542	1,509	1,473